UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact Name of Registrant as Specified in Charter)

4380 King Street, #810

Alexandria, VA 22302

(Address of Principal Executive Offices)(Zip Code)

Steven M. Wegener

4380 King Street, #810

Alexandria, VA 22302

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Wegener Adaptive Growth Fund
	Schedule of Investments
	March 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 94.59%

Biological Products (No Diagnostic Substances) - 4.35%
3,000	Momenta Pharmaceuticals, Inc. *	$ 45,960
9,200	PDL Biopharma, Inc.	58,512
		104,472
Bituminous Coal & Lignite Surface Mining - 0.13%
200	Cloud Peak Energy, Inc. *	3,186

Cigarettes - 1.62%
300	Lorillard, Inc.	38,844

Fire, Marine & Casualty Insurance - 2.83%
900	AmTrust Financial Services, Inc.	24,192
2,700	Maiden Holdings Ltd.	24,300
5,000	Universal Insurance Holdings, Inc.	19,450
		67,942
Hospital & Medical Service Plans - 0.98%
350	Amerigroup Corp. *	23,548

Insurance Agents, Brokers & Services - 2.03%
650	SXC Health Solutions Corp. *	48,724

Life Insurance - 1.12%
2,100	American Equity Investment Live Holding, Co.	26,817

Medicinal Chemicals & Botanical Products - 2.34%
3,115	Nutraceutical International Corp. *	45,354
290	Usana Health Sciences, Inc. *	10,826
		56,180
Natural Gas Distribution - 1.17%
2,400	Gas Natural, Inc.	27,984

Personal Credit Institutions - 4.75%
4,650	Advance America, Cash Advance Centers, Inc.	48,779
250	Credit Acceptance Corp. *	25,252
650	World Acceptance Corp. *	39,812
		113,843
Petroleum Refining - 6.55%
500	China Petroleum & Chemical Corp. ADR	54,360
2,200	Delek US Holdings, Inc.	34,122
1,500	Valero Energy Corp.	38,655
1,600	Western Refining, Inc.	30,112
		157,249
Pharmaceutical Preparations - 17.53%
700	Astrazeneca Plc. ADR	31,143
5,000	Cambrex Corp. *	34,950
1,650	Endo Pharmaceutical Holdings, Inc. *	63,905
1,550	Hi Tech Pharmacal Co., Inc. *	55,691
2,100	Impax Laboratories, Inc.	51,618
1,200	Lilly, Eli & Co.	48,318
2,700	Nature's Sunshine Products, Inc. *	43,254
1,550	Sanofi ADR	60,062
700	Teva Pharmaceutical Industries Ltd. ADR	31,542
		420,483
Retail-Catalog & Mail-Order Houses - 0.72%
2,100	PC Connection, Inc.	17,262

Retail-Computer & Computer Software Stores - 0.55%
600	GameStop Corp.	13,104

Retail-Convenience Stores - 2.62%
2,450	Susser Holdings Corp. *	62,890

Retail-Home Furniture, Furnishings & Equipment Stores - 0.96%
4,968	Appliance Recycling Centers of America, Inc. *	23,052

Retail-Miscellaneous Retail - 2.16%
1,600	EZCORP, Inc. Class-A *	51,928

Savings Institutions, Not Federally Chartered - 1.17%
1,100	Southern Missouri Bancorp, Inc.	28,160

Security Brokers, Dealers & Flotation Companies - 2.89%
2,000	Interactive Brokers	34,000
600	INTL FCStone, Inc. *	12,660
700	Waddell & Reed Financial	22,687
		69,347
Services-Business Services - 0.01%
182	Spar Group, Inc. *	246

Services-Computer Integrated Systems Design - 2.80%
4,922	Cimatron Ltd.	19,590
1,245	Synnex Corp. *	47,484
		67,074
Services-Computer Programming Services - 2.34%
7,500	Analysts International Corp.	40,950
3,000	Easylink Services International Corp. *	15,255
		56,205
Services-Hospitals - 0.85%
1,000	Healthsouth Corp. *	20,480

Services-Miscellaneous Business Services - 1.64%
650	Altisource Portfolio Solutions S.A. *	39,416

Services-Personal Services - 0.06%
200	Carriage Services, Inc.	1,510

Services-Prepackaged Software - 2.18%
1,000	Konami Corp.	28,530
6,346	Peerless Systems Corp. *	23,797
		52,327
Soap, Detergent, Cleaning Preparations, Parfums, Cosmetics - 1.76%
480	Stepan Co.	42,144

State Commercial Banks - 3.18%
1,714	First Business Financial Services	32,566
5,000	Monarch Financial Holdings, Inc.	43,700
		76,266
Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.37%
3,000	Friedman Industries, Inc.	32,850

Telephone Communications (No Radiotelephone) - 4.49%
14,800	Multiband Corp. *	44,548
700	Telekomunik Indonesia ADR	21,252
1,000	Verizon Communcations, Inc.	38,230
124	Vivo Participacoes S.A. ADR	3,798
		107,828
Wholesale-Computers & Peripheral Equipment & Software - 2.27%
1,200	Eplus, Inc. *	38,364
3,300	SED International Holdings, Inc. *	12,903
217	Wayside Technology Group, Inc.	3,084
		54,351
Wholesale-Drugs, Proprietaries & Druggist Sundries - 2.40%
1,450	Amerisourcebergen Corp.	57,507

Wholesale-Electronic Parts & Equipment, NEC - 2.55%
2,400	Tessco Technologies, Inc.	61,128

Wholesale-Farm Product Raw Material - 4.38%
1,200	Andersons, Inc.	58,428
1,000	Universal Corp.	46,600
		105,028
Wholesale-Groceries & General Lines - 1.72%
650	Amcon Distributing Co.	41,275

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 2.70%
391	MWI Veterinary Supply, Inc. *	34,408
1,000	Owens & Minor Inc.	30,410
		64,818
Wholesale-Petroleum & Petroleum Products - 1.42%
200	Adams Resources	11,436
550	World Fuel Services Corp.	22,550
		33,986

TOTAL FOR COMMON STOCKS (Cost $1,992,656) - 94.59%		$ 2,269,454

REAL ESTATE INVESTMENT TRUSTS - 5.28%
2,700	Annaly Capital Management, Inc.	42,714
1,500	Hatteras Financial Corp.	41,850
2,250	Pennymac Mortgage Investment Trust	42,008

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $127,275) - 5.28%		$ 126,572

PUT OPTIONS - 3.59%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Russell 2000 Index
1,200	June 2012 Put @ 770.00	19,200

	Russell 2000 Index
1,600	June 2012 Put @ 840.00	62,880

	S&P 500 Index
100	June 2012 Put @ 1,405.00	3,940

	Total (Premiums Paid $154,609) - 3.59%	$ 86,020

SHORT TERM INVESTMENTS - 1.84%
44,110	Fidelity Money Market Portfolio Class Select 0.17% ** (Cost $44,110)	$ 44,110

TOTAL INVESTMENTS (Cost $2,318,650) - 105.29%		$ 2,526,156

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.29%)		(126,954)

NET ASSETS - 100.00%		$ 2,399,202

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2012.
ADR- American Depository Receipt

Wegener Adaptive Growth Fund
Written Options
March 31, 2012

CALL OPTIONS WRITTEN - 5.71%

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Russell 2000 Index
1,200	June 2012 Call @ 770.00	89,040

	Russell 2000 Index
1,600	June 2012 Call @ 840.00	44,160

	S&P 500 Index
100	June 2012 Call @ 1,405.00	3,800

	Total (Premiums Received $119,049)	$ 137,000

Wegener Adaptive Growth Fund
Notes to Financial Statements
March 31, 2012 (Unaudited)

1. SECURITY TRANSACTIONS
At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,318,650 amounted to $189,557 which consisted of aggregate gross unrealized appreciation of
$345,870 and aggregate gross unrealized depreciation of $146,268.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or if an event occurs after the close of trading on the domestic or foreign exchange or market in which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of March 31, 2012.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 2,269,454	$0	$0	$ 2,269,454
Real Estate Investment Trusts		$126,572	$0	$0	$ 126,572
Limited Partnerships		$0	$0	$0	$ 0
Options Purchased		$0	$86,020	$0	$86,020
Cash Equivalents		$44,110	$0	$0	$44,110
Total		$2,440,136	$86,020	$0	$2,526,156

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$ 137,000	$0	$0	$ 137,000
Total		$ 137,000	$0	$0	$ 137,000

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date May 24, 2012